Interest and Other Financing Expense	12 Months Ended
Dec. 31, 2022
Borrowing costs [abstract]
Interest and Other Financing Expense	Interest and Other Financing Expense

	2022	2021	2020
Interest and other financing expense:
Long-term debt	$610	$681	$785
Lease liabilities	60	62	67
Less: amounts capitalized on qualifying assets	—	—	(24)
Total interest and other financing expense	670	743	828
Total interest income and other	(121)	(32)	(72)
Net interest and other financing expense	$549	$711	$756